Venezuelan operations (Tables)	12 Months Ended
Dec. 31, 2019
Venezuelan Operations [Abstract]
Schedule of foreign currency translation	The following table summarizes the impacts during fiscal years 2019, 2018 and 2017:

	2019	2018	2017
Write down of inventories (i)	$(4,468)	$(61,007)	$(4,079)
Impairment of long-lived assets (i)	(2,123)	(12,089)	(8,563)
Foreign currency exchange (loss) income (ii)	(583)	5,061	(4,269)

(i)	Presented within Other operating income (expenses), net.
(ii)
Presented within Foreign currency exchange results.